Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2023
Intangible Assets [Abstract]
Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization
	January 31,
	2023	2022
Customer base	$314,100	$314,100
License agreement	-	50,000
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,181,500

Less: Accumulated amortization	(351,070)	(254,587)
Net Intangible Assets	$780,430	$926,913

Schedule of estimated amortization
Year Ended January 31,
2024	$113,109
2025	113,109
2026	113,109
2027	113,109
2028	113,109
2029 and thereafter	214,885
$780,430